Income Taxes - Schedule of Change in Unrecognised Tax Benefits Excluding Interest and Penalties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 3,045	$ 2,306
Additions based on tax positions related to the current year	663	719
Additions based on adjustments to tax positions related to prior years	32	91
Reductions for tax positions of prior years	(18)	(71)
Balance at end of year	$ 3,722	$ 3,045